COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease commitments

NioCorp has the following land, office, facility and equipment lease commitments in place as of June 30, 2016:

	Payments due by period
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years
Debt	$7,510	$1,214	$6,296	$–	$–
Operating leases	349	207	123	19	–
Total contractual obligations	$7,859	$1,421	$6,419	$19	$–